Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	80.00%
Net income for the year	$ 24,995	$ 36,755	$ 19,986
Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [Member] | Petrobras International Braspetro Pibbv [Member] | Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 42,379
Shareholders'equity (deficit)	56,131
Net income for the year	$ 3,410
Country	Netherlands
Refining Transportation And Marketing Segment [Member] | Petrobras Transporte S A Transpetro [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 2,223
Shareholders'equity (deficit)	967
Net income for the year	$ 93
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Fabrica Carioca De Catalizadores S A F C C [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Sales revenues	$ 64
Shareholders'equity (deficit)	57
Net income for the year	$ 21
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Logum Logistica S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 216
Net income for the year	$ (31)
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Petrocoque S A Industria E Comercio [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 20
Net income for the year	$ 23
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Refinaria De Petroleo Riograndense S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.33%
Shareholders'equity (deficit)	$ 25
Net income for the year	$ 4
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Metanol Do Nordeste S A Metanor [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 24
Net income for the year	$ 4
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Companhia De Coque Calcinado De Petroleo S A Coquepar [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Braskem S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	36.15%
Proportion of voting rights held in subsidiary	47.03%
Shareholders'equity (deficit)	$ 1,038
Net income for the year	$ (601)
Country	Brazil
Name of subsidiary	RT&M
Refining Transportation And Marketing Segment [Member] | Nitroclor Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Name of subsidiary	RT&M
Exploration And Production Segment [Member] | Petrobras Logistica De Exploracao E Producao S A P B L O G [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 669
Shareholders'equity (deficit)	116
Net income for the year	$ 202
Country	Brazil
Name of subsidiary	E&P
Exploration And Production Segment [Member] | Fundo De Investimento Imobiliario R B Logistica F I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	99.15%
Proportion of voting rights held in subsidiary	99.15%
Shareholders'equity (deficit)	$ 19
Net income for the year	$ 5
Country	Brazil
Name of subsidiary	E&P
Biofuels Segment [Member] | Petrobras Biocombustivel S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 96
Shareholders'equity (deficit)	157
Net income for the year	$ (18)
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Araucaria Nitrogenados S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 32
Net income for the year	$ (1)
Country	Brazil
Name of subsidiary	RT&M
Gas And Power Segment [Member] | Termomacae Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 17
Shareholders'equity (deficit)	62
Net income for the year	$ 12
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Termobahia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 100
Net income for the year	$ 89
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Baixada Santista Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 64
Net income for the year	$ 2
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Sales revenues	$ 349
Shareholders'equity (deficit)	104
Net income for the year	$ 153
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Brasympe Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 15
Net income for the year	$ 2
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Brentech Energia S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 13
Net income for the year	$ 1
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | U E G Araucaria Ltda [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	18.80%
Proportion of voting rights held in subsidiary	18.80%
Shareholders'equity (deficit)	$ 66
Net income for the year	$ (22)
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Energetica S U A P E I I [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 104
Net income for the year	$ 29
Country	Brazil
Name of subsidiary	G&LCE
Gas And Power Segment [Member] | Bioenergetica Britaruma S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Name of subsidiary	G&LCE
Corporate Segment [Member] | Braspetro Oil Services Company Brasoil [Member] | Country Of Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 9
Net income for the year	$ 8
Country	Cayman Islands
Name of subsidiary	Corporate, others
Corporate Segment [Member] | Procurement Negocios Eletronicos S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	72.00%
Proportion of voting rights held in subsidiary	49.00%
Sales revenues	$ 20
Shareholders'equity (deficit)	8
Net income for the year	$ 2
Country	Brazil
Name of subsidiary	Corporate, others
Corporate Segment [Member] | Petrobras Comercializadora De Energia Ltda P B E N [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Sales revenues	$ 26
Shareholders'equity (deficit)	14
Net income for the year	$ 4
Country	Brazil
Name of subsidiary	Corporate, others
Corporate Segment [Member] | Associacao Petrobras De Saude [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	93.41%
Proportion of voting rights held in subsidiary	93.41%
Sales revenues	$ 823
Shareholders'equity (deficit)	144
Net income for the year	$ 18
Country	Brazil
Name of subsidiary	Corporate, others
R Tand M [Member] | Refinaria De Mucuripe S A [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Name of subsidiary	RT&M
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Net income for the year	$ 1,357	$ 1,128	$ (122)
Gas And Power [Member] | Transportadora Sulbrasileirade Gas T S B [Member] | Countries Of Domicile [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	25.00%
Proportion of voting rights held in subsidiary	25.00%
Shareholders'equity (deficit)	$ 3
Net income for the year	$ 2
Country	Brazil
Name of subsidiary	G&LCE